Stockholders' Equity - Schedule of Options Outstanding by Exercise Price Range (Details) (10-K) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Number of Options Outstanding	300,000	300,000
Number of Options Exercisable	300,000	300,000
Exercise Price Range [Member]
Number of Options Outstanding	300,000	300,000
Exercise Price Outstanding	$ 8.00	$ 8.00
Number of Options Exercisable	300,000	300,000
Exercise Price Exercisable	$ 8.00	$ 8.00